Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
Assets and liabilities measured at fair value on a recurring basis are summarized below:

	March 31, 2019
(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Third-Party Models with Observable Market Inputs (Level 2)	Internal Models with Unobservable Market Inputs (Level 3)	Total Carrying Value in the Consolidated Balance Sheet
Assets
Securities available for sale
U.S. government sponsored enterprise debt securities	$—	$890,458	$—	$890,458
Corporate debt securities	—	258,342	—	258,342
U.S. government agency debt securities	—	215,336	—	215,336
Municipal bonds	—	163,988	—	163,988
Mutual funds	—	23,467	—	23,467
	—	1,551,591	—	1,551,591
Bank owned life insurance	—	207,546	—	207,546
Derivative instruments	—	4,991	—	4,991
	$—	$1,764,128	$—	$1,764,128
Liabilities
Derivative instruments	$—	$4,991	$—	$4,991

	December 31, 2018
(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Third-Party Models with Observable Market Inputs (Level 2)	Internal Models with Unobservable Market Inputs (Level 3)	Total Carrying Value in the Consolidated Balance Sheet
Assets
Securities available for sale
U.S. government sponsored enterprise debt securities	$—	$820,779	$—	$820,779
Corporate debt securities	—	352,555	—	352,555
U.S. government agency debt securities	—	216,985	—	216,985
Municipal bonds	—	160,212	—	160,212
Mutual funds	—	23,110	—	23,110
Commercial paper	—	12,410	—	12,410
	—	1,586,051	—	1,586,051
Bank owned life insurance	—	206,141	—	206,141
Derivative instruments	—	11,491	—	11,491
	$—	$1,803,683	$—	$1,803,683
Liabilities
Derivative instruments	$—	$2,388	$—	$2,388

At the dates shown, there were no Level 3 assets or liabilities.
Level 2 Valuation Techniques
The valuation of securities and derivative instruments is performed through a monthly pricing process using data provided by generally recognized providers of independent data pricing services (the “Pricing Providers”). These Pricing Providers collect, use and incorporate descriptive market data from various sources, quotes and indicators from leading broker dealers to generate independent and objective valuations. The fair value of bank-owned life insurance policies is based on the cash surrender values of the policies as reported by the insurance companies.
The valuation techniques and the inputs used in our consolidated financial statements to measure the fair value of our recurring Level 2 financial instruments consider, among other factors, the following:

•	Similar securities actively traded which are selected from recent market transactions;

•	Observable market data which includes spreads in relationship to LIBOR, swap curve, and prepayment speed rates, as applicable.

•	The captured spread and prepayment speed are used to obtain the fair value for each related security.

On a quarterly basis, the Company evaluates the reasonableness of the monthly pricing process for the valuation of securities and derivative instruments. This evaluation includes challenging a random sample of the different types of securities in the investment portfolio as of the end of the quarter selected. This challenge consists of obtaining from the Pricing Providers a document explaining the methodology applied to obtain their fair value assessments for each type of investment included in the sample selection. The Company then analyzes in detail the various inputs used in the fair value calculation, both observable and unobservable (e.g., prepayment speeds, yield curve benchmarks, spreads, delinquency rates). Management considers that the consistent application of this methodology allows the Company to understand and evaluate the categorization of its investment portfolio.
The methods described above may produce a fair value calculation that may differ from the net realizable value or may not be reflective of future fair values. Furthermore, while the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of its financial instruments could result in different estimates of fair value at the reporting date.
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
The following table presents the major category of assets measured at fair value on a nonrecurring basis at March 31, 2019 :

	March 31, 2019
(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total Impairments
Description
Loans held for sale	$9,968	$—	$—	$—

There were no assets or liabilities measured at fair value on a nonrecurring basis at December 31, 2018.
Loans Held for Sale
The Company measures the impairment of loans held for sale based on the amount by which the carrying values of those loans exceed their fair values. The Company primarily uses independent third party quotes to measure any subsequent decline in the value of loans held for sale. As a consequence, the fair value of these loans held for sale are considered a Level 1 valuation.
Fair Value of Financial Instruments
The fair value of a financial instrument represents the price that would be received from its sale in an orderly transaction between market participants at the measurement date. The best indication of the fair value of a financial instrument is determined based upon quoted market prices. However, in many cases, there are no quoted market prices for the Company’s various financial instruments. As a result, the Company derives the fair value of the financial instruments held at the reporting period-end, in part, using present value or other valuation techniques. Those techniques are significantly affected by management’s assumptions, the estimated amount and timing of future cash flows and estimated discount rates included in present value and other techniques. The use of different assumptions could significantly affect the estimated fair values of the Company’s financial instruments. Accordingly, the net realized values could be materially different from the estimates presented below.
The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

•
Because of their nature and short-term maturities, the carrying values of the following financial instruments were used as a reasonable estimate of their fair value: cash and cash equivalents, interest earning deposits with banks, variable-rate loans with re-pricing terms shorter than twelve months, demand and savings deposits, short-term time deposits and other borrowings.

•
The fair value of loans held for sale, securities, bank owned life insurance and derivative instruments, are based on quoted market prices, when available. If quoted market prices are unavailable, fair value is estimated using the pricing process described in Note 17 to the Company’s audited consolidated financial statements on the Form 10-K.

•
The fair value of commitments and letters of credit is based on the assumption that the Company will be required to perform on all such instruments. The commitment amount approximates estimated fair value.

•
The fair value of fixed-rate loans, advances from the FHLB, and junior subordinated debentures are estimated using a present value technique by discounting the future expected contractual cash flows using the current rates at which similar instruments would be issued with comparable credit ratings and terms at the measurement date.

•
The fair value of long-term time deposits, including certificates of deposit, is determined using a present value technique by discounting the future expected contractual cash flows using current rates at which similar instruments would be issued at the measurement date.

The estimated fair value of financial instruments where fair value differs from carrying value are as follows:

	March 31, 2019		December 31, 2018
(in thousands)	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Financial assets
Loans	$2,792,815	$2,670,693	$2,850,015	$2,739,721
Financial liabilities
Time deposits	1,770,303	1,772,212	1,745,025	1,740,752
Advances from the FHLB	1,070,000	1,074,596	1,166,000	1,167,213
Junior subordinated debentures	118,110	114,620	118,110	99,450

Fair Value Measurements
Assets and liabilities measured at fair value on a recurring basis are summarized below:

	December 31, 2018
(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Third-Party Models with Observable Market Inputs (Level 2)	Internal Models with Unobservable Market Inputs (Level 3)	Total Carrying Value in the Consolidated Balance Sheet
Assets
Securities available for sale
U.S. government sponsored enterprise debt securities	$—	$820,779	$—	$820,779
Corporate debt securities	—	352,555	—	352,555
U.S. government agency debt securities	—	216,985	—	216,985
Municipal bonds	—	160,212	—	160,212
Mutual funds	—	23,110	—	23,110
Commercial paper	—	12,410	—	12,410
	—	1,586,051	—	1,586,051
Bank owned life insurance	—	206,141	—	206,141
Derivative instruments	—	11,491	—	11,491
	$—	$1,803,683	$—	$1,803,683
Liabilities
Derivative instruments	$—	$2,388	$—	$2,388

	December 31, 2017
(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Third-Party Models with Observable Market Inputs (Level 2)	Internal Models with Unobservable Market Inputs (Level 3)	Total Carrying Value in the Consolidated Balance Sheet
Assets
Securities available for sale
U.S. government sponsored enterprise debt securities	$—	$875,666	$—	$875,666
Corporate debt securities	—	313,392	—	313,392
U.S. government agency debt securities	—	291,385	—	291,385
Municipal bonds	—	180,396	—	180,396
Mutual funds	—	23,617	—	23,617
U.S. treasury securities	—	2,701	—	2,701
	—	1,687,157	—	1,687,157
Bank owned life insurance	—	200,318	—	200,318
Derivative instruments	—	7,032	—	7,032
	$—	$1,894,507	$—	$1,894,507
Liabilities
Derivative instruments	$—	$1,570	$—	$1,570

Level 2 Valuation Techniques
The valuation of securities and derivative instruments is performed through a monthly pricing process using data provided by generally recognized providers of independent data pricing services (the “Pricing Providers”). These Pricing Providers collect, use and incorporate descriptive market data from various sources, quotes and indicators from leading broker dealers to generate independent and objective valuations. The fair value of bank-owned life insurance policies is based on the cash surrender values of the policies as reported by the insurance companies.
The valuation techniques and the inputs used in our consolidated financial statements to measure the fair value of our recurring Level 2 financial instruments consider, among other factors, the following:

•	Similar securities actively traded which are selected from recent market transactions;

•	Observable market data which includes spreads in relationship to LIBOR, swap curve, and prepayment speed rates, as applicable.

•	The captured spread and prepayment speed is used to obtain the fair value for each related security.

On a quarterly basis, the Company evaluates the reasonableness of the monthly pricing process for the valuation of securities and derivative instruments. This evaluation includes challenging a random sample of the different types of securities in the investment portfolio as of the end of the quarter selected. This challenge consists of obtaining from the Pricing Providers a document explaining the methodology applied to obtain their fair value assessments for each type of investment included in the sample selection. The Company then analyzes in detail the various inputs used in the fair value calculation, both observable and unobservable (e.g., prepayment speeds, yield curve benchmarks, spreads, delinquency rates). Management considers that the consistent application of this methodology allows the Company to understand and evaluate the categorization of its investment portfolio.
The methods described above may produce a fair value calculation that may differ from the net realizable value or may not be reflective of future fair values. Furthermore, while the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of its financial instruments could result in different estimates of fair value at the reporting date.
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
There were no significant assets or liabilities measured at fair value on a nonrecurring basis at December 31, 2018. The following table presents the major category of assets measured at fair value on a nonrecurring basis at December 31, 2017:

	December 31, 2017
(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total Impairments
Description
Loans held for sale	$5,611	$—	$—	$—

Loans Held for Sale
The Company measures the impairment of loans held for sale based on the amount by which the carrying values of those loans exceed their fair values. The Company primarily uses independent third party quotes to measure any subsequent decline in the value of loans held for sale. As a consequence, the fair value of these loans held for sale are considered a Level 1 valuation.
Fair Value of Financial Instruments
The fair value of a financial instrument represents the price that would be received from its sale in an orderly transaction between market participants at the measurement date. The best indication of the fair value of a financial instrument is determined based upon quoted market prices. However, in many cases, there are no quoted market prices for the Company’s various financial instruments. As a result, the Company derives the fair value of the financial instruments held at the reporting period-end, in part, using present value or other valuation techniques. Those techniques are significantly affected by management’s assumptions, the estimated amount and timing of future cash flows and estimated discount rates included in present value and other techniques. The use of different assumptions could significantly affect the estimated fair values of the Company’s financial instruments. Accordingly, the net realized values could be materially different from the estimates presented below.
The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

•
Because of their nature and short-term maturities, the carrying values of the following financial instruments were used as a reasonable estimate of their fair value: cash and cash equivalents, interest earning deposits with banks, variable-rate loans with re-pricing terms shorter than twelve months, demand and savings deposits, short-term time deposits and other borrowings.

•
The fair value of loans held for sale, securities, bank owned life insurance and derivative instruments, are based on quoted market prices, when available. If quoted market prices are unavailable, fair value is estimated using the pricing process described in Note 17.

•
The fair value of commitments and letters of credit is based on the assumption that the Company will be required to perform on all such instruments. The commitment amount approximates estimated fair value.

•
The fair value of fixed-rate loans, advances from the FHLB, and junior subordinated debentures are estimated using a present value technique by discounting the future expected contractual cash flows using the current rates at which similar instruments would be issued with comparable credit ratings and terms at the measurement date.

•
The fair value of long-term time deposits, including certificates of deposit, is determined using a present value technique by discounting the future expected contractual cash flows using current rates at which similar instruments would be issued at the measurement date.

The estimated fair value of financial instruments where fair value differs from carrying value are as follows:

	December 31, 2018		December 31, 2017
(in thousands)	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Financial assets
Loans	$2,850,015	$2,739,721	$2,682,790	$2,566,197
Financial liabilities
Time deposits	1,745,025	1,740,752	1,466,464	1,461,908
Advances from the Federal Home Loan Bank	1,166,000	1,167,213	1,161,000	1,164,686
Junior subordinated debentures	118,110	99,450	118,110	95,979